Offerings - Offering: 1	May 06, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 46,311,462.42
Amount of Registration Fee	$ 6,395.61
Offering Note

(1) Calculated as the aggregate maximum purchase price for Shares that could be purchased, based upon the shares outstanding and 99% of the net asset value of the Trust rounded to four decimal places as of March 27, 2026.